SUPPLEMENT DATED JULY 7, 2006
                     TO THE PROSPECTUS DATED MAY 1, 2006 OF

                    ALLIANZ CUSTOM INCOME(R) VARIABLE ANNUITY

                                    ISSUED BY

              ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                                       AND
                         ALLIANZ LIFE VARIABLE ACCOUNT B

          THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN THE
      PROSPECTUS AND SHOULD BE ATTACHED TO THE PROSPECTUS AND RETAINED FOR
                                FUTURE REFERENCE.

In Appendix A - Annual Operating Expenses For Each Investment Option, the fourth sentence of footnote (2) in the annual expense table for the AZL Fusion Portfolios is corrected as follows: "The range of fees for the underlying funds before contractual fee waivers and reimbursements of the Fund is from 0.65% to 1.58%."

                                                                   PRO-006-0506